Cash and due from banks at amortized cost	12 Months Ended
Dec. 31, 2022
Cash and Due from banks at amortized cost [Abstract]
Cash and due from banks at amortized cost
8.	Cash and due from banks at amortized cost

(a)	Cash and due from banks at amortized cost as of December 31, 2021 and 2022 are as follows:

	202 1		202 2
Cash and cash equivalents :
Cash	~~W~~	4,194,831	2,304,480
Cash equivalents		26,560	—

	4,221,391		2,304,480

Deposits denominated in Korean won:
Reserve deposits		9,851,064	8,647,429
Time deposits		892,053	2,205,832
Other		2,701,873	2,571,005

		13,444,990	13,424,266

Deposits denominated in foreign currency:
Deposits		6,731,190	8,516,315
Time deposits		2,148,955	3,153,208
Other		1,924,601	2,153,066

		10,804,746	13,822,589

Allowance for credit losses		(17,723)	(19,100)

	~~W~~	28,453,404	29,532,235

(b)	Restricted due from banks at amortized cost as of December 31, 2021 and 2022 are as follows:

	2021		2022	Related Regulations or Acts
Deposits denominated in Korean won:
Reserve deposits	~~W~~	9,851,064	8,647,429	Article 55 of the Bank of Korea Act
Other		1,174,670	2,192,566	Article 74 of the Capital Markets and Financial Investment Business Act, etc.

		11,025,734	10,839,995

Deposits denominated in foreign currency		2,870,908	2,963,995	Articles of the Bank of Korea Act, New York State Banking Act, derivatives related , etc.

	~~W~~	13,896,642	13,803,990